Employee Benefit Plans with Related Party (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans with Related Party
Schedule of plan's funded status and the total amounts recognized in the consolidated balance sheets

The following table presents each plan's funded status and the total amounts recognized in the Partnership's consolidated balance sheets at December 31 (in thousands):

	December 31, 2013
	Global Pension Plan	GMG Pension Plan	Total
Projected benefit obligation	$15,057	$4,189	$19,246
Fair value of plan assets	14,435	3,832	18,267

Net unfunded pension liability	$622	$357	$979

	December 31, 2012
	Global Plan	GMG Plan	Total
Projected benefit obligation	$17,317	$5,779	$23,096
Fair value of plan assets	12,980	4,178	17,158

Net unfunded pension liability	$4,337	$1,601	$5,938